Property and Equipment, Net (Tables) - Archer Aviation Inc	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of property and equipment, net

	June 30, 2021	December 31, 2020

Furniture, fixtures, and equipment	$1,379	$1,046
Computer hardware	1,281	524
Website design	504	128
Leasehold improvements	764	54
Construction in progress	189	—
Property and equipment, gross	4,117	1,752
Less: Accumulated depreciation	(545)	(139)
Property and equipment, net	$3,572	$1,613

	As of December 31,
	2020	2019
Furniture, fixtures, and equipment	$1,046	$—
Computer hardware	524	4
Website design	128	—
Leasehold improvements	54	—
Total property and equipment	1,752	4
Less: Accumulated depreciation	(139)	—
Total property and equipment, net	$1,613	$4

Schedule of depreciation expense included in each respective expense category in the statements of operations and comprehensive loss

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development	$91	$10	$166	$16
General and administrative	167	19	239	19
Total depreciation expense	$258	$29	$405	$35